CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 481,718	$ 468,542	$ 414,587	$ 364,364	$ 324,874	$ 258,977	$ 246,470	$ 232,274	$ 1,729,211	$ 1,062,595	$ 887,074
COSTS AND EXPENSES:
Direct operating expenses	290,137	285,804	261,269	247,980	227,347	174,878	173,219	170,997	1,085,190	746,441	609,807
Depreciation and amortization expense									166,946	133,898	145,491
General and administrative expenses									223,299	186,188	160,220
Asset retirements and impairments									0	0	96,768
Operating income (loss)									253,776	(3,932)	(125,212)
Loss on early extinguishment of debt	0	0	0	(46,451)					46,451	0	472
Interest expense, net of amounts capitalized									40,849	41,240	39,241
Other income, net									(8,977)	(2,807)	(624)
Income (loss) from continuing operations before tax									175,453	(42,365)	(164,301)
Income tax (expense) benefit									(64,117)	17,961	61,532
Income (loss) from continuing operations	42,032	45,746	40,347	(16,789)	(9,153)	1,813	(7,260)	(9,804)	111,336	(24,404)	(102,769)
Income (loss) from discontinued operations, net of tax									(10,681)	94,753	(53,907)
Net income (loss)	39,569	43,438	36,360	(18,712)	76,209	6,003	(2,856)	(9,007)	100,655	70,349	(156,676)
Loss attributable to noncontrolling interest									(806)	(3,146)	(555)
Income (loss) attributable to Key	39,348	44,168	36,080	(18,135)	76,539	6,772	(2,236)	(7,580)	101,461	73,495	(156,121)
Earnings (loss) per share from continuing operations attributable to Key:
Basic									$ 0.77	$ (0.16)	$ (0.84)
Diluted									$ 0.76	$ (0.16)	$ (0.84)
Earnings (loss) per share from discontinued operations:
Basic									$ (0.07)	$ 0.73	$ (0.45)
Diluted									$ (0.07)	$ 0.73	$ (0.45)
Earnings (loss) per share attributable to Key:
Basic									$ 0.70	$ 0.57	$ (1.29)
Diluted									$ 0.69	$ 0.57	$ (1.29)
Income (loss) from continuing operations attributable to Key:
INCOME (LOSS) FROM CONTINUING OPERATIONS	42,032	45,746	40,347	(16,789)	(9,153)	1,813	(7,260)	(9,804)	111,336	(24,404)	(102,769)
Loss attributable to noncontrolling interest									(806)	(3,146)	(555)
Income (loss) from continuing operations attributable to Key									$ 112,142	$ (21,258)	$ (102,214)
Weighted Average Shares Outstanding:
Basic									145,909	129,368	121,072
Diluted									146,217	129,368	121,072